Annual Total Returns [BarChart] - iShares MSCI Frontier and Select EM ETF - iShares MSCI Frontier 100 ETF	Dec. 30, 2020
Bar Chart Table:
Annual Return 2013	25.60%
Annual Return 2014	4.04%
Annual Return 2015	(15.32%)
Annual Return 2016	3.46%
Annual Return 2017	33.66%
Annual Return 2018	(17.46%)
Annual Return 2019	17.47%	[1]

[1]	The Fund’s year-to-date return as of September 30, 2020 was -11.98%.